Goodwill in Respect of Reporting Units and Segments (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	Mar. 31, 2013 Global Voice Solutions USD ($)	Mar. 31, 2013 Global Voice Solutions INR	Mar. 31, 2012 Global Voice Solutions INR	Mar. 31, 2013 Global Data and Managed Services USD ($)	Mar. 31, 2013 Global Data and Managed Services INR	Mar. 31, 2012 Global Data and Managed Services INR	Mar. 31, 2013 South Africa Operations USD ($)	Mar. 31, 2013 South Africa Operations INR	Mar. 31, 2012 South Africa Operations INR	Mar. 31, 2013 Reporting Unit Global Voice Solutions USD ($)	Mar. 31, 2013 Reporting Unit Global Voice Solutions INR	Mar. 31, 2012 Reporting Unit Global Voice Solutions INR	Mar. 31, 2013 Reporting Unit Global Data and Managed Services Content Delivery Network USD ($)	Mar. 31, 2013 Reporting Unit Global Data and Managed Services Content Delivery Network INR	Mar. 31, 2012 Reporting Unit Global Data and Managed Services Content Delivery Network INR	Mar. 31, 2013 Reporting Unit Global Data and Managed Services India USD ($)	Mar. 31, 2013 Reporting Unit Global Data and Managed Services India INR	Mar. 31, 2012 Reporting Unit Global Data and Managed Services India INR	Mar. 31, 2013 Reporting Unit South Africa Operations USD ($)	Mar. 31, 2013 Reporting Unit South Africa Operations INR	Mar. 31, 2012 Reporting Unit South Africa Operations INR
Goodwill [Line Items]
Goodwill	$ 498	27,150	$ 540	29,430	6,361	$ 82	4,459	4,178	$ 52	2,829	2,784	$ 364	19,862	22,468	$ 82	4,459	4,178	$ 13	713	668	$ 39	2,116	2,116	$ 364	19,862	22,468